Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories - Schedule of Inventories, Current	Inventories consisted of the following:
	As at December 31,	As at December 31,
USD'000	2021	2020
Raw materials	950	543
Work in progress	1,760	1,931
Total inventories	2,710	2,474